SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of Share Capital

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2024	146,819,884	3	420
At June 30, 2024 (A)	146,819,884	3	420
(A)Including 553,635 treasury shares at June 30, 2024